Inventory	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
Inventory	Note 7 - Inventory Composition:
	As of December 31,
	2024	2023
Raw materials	3,875	2,502
Finished goods	1,138	2,032
	5,013	4,534